Other disclosures on cash flows	12 Months Ended
Dec. 31, 2025
Other disclosures on cash flows [abstract]
Other disclosures on cash flows	OTHER DISCLOSURES ON CASH FLOWS
22.1. Non-cash transactions
22.1.1. Operating activities

	2025	2024	2023

Changes in the fair value of accounts receivable from card issuers at FVOCI	(502,502)	(117,097)	98,283
Fair value adjustment on equity instruments at FVOCI	—	1,623	1,912
22.1.2. Investing activities

	2025	2024	2023

Property and equipment and intangible assets acquired through lease (Note 10.3 and 11.3)	61,455	140,784	67,417
22.1.3. Financing activities

	2025	2024	2023

Unpaid consideration for acquisition of non-controlling shares	425	579	725
22.2. Items breakdown
22.2.1. Fair value adjustment in financial instruments at FVPL

	2025	2024	2023

Fair value adjustment on loans designated at FVPL	—	—	(127,137)
Adjustment on FIDC and bank borrowings designated for fair value hedge	(187,209)	437,347	—
Fair value adjustment on equity securities designated at FVPL	(8,043)	4,131	30,574
Fair value adjustment in financial instruments at FVPL	(195,252)	441,478	(96,563)
22.2.2. Interest income received, net of costs

	2025	2024	2023

Interest income received on prepayment of accounts payable to clients	9,395,387	7,122,635	5,962,063
Finance cost of sale of receivables on accounts receivable from card issuers (Note 19)	(2,041,529)	(2,544,359)	(3,195,130)
Interest income received, net of costs	7,353,858	4,578,276	2,766,933
22.2.3. Purchases and construction of property and equipment

	2025	2024	2023

Additions of property and equipment (Note 10.3)	(759,938)	(863,937)	(656,876)
Additions of right of use (IFRS 16) (Note 10.3)	61,454	107,390	33,254
Payments from previous year	(57,413)	(65,348)	(176,835)
Purchases unpaid at year end	50,332	57,413	65,348
Prepaid purchases of POS	—	—	(1,135)
Purchases and construction of property and equipment	(705,565)	(764,482)	(736,244)
22.2.4. Purchases and development of intangible assets

	2025	2024	2023

Additions of intangible assets (Note 11.3)	(498,136)	(531,570)	(515,740)
Additions of right of use (IFRS 16) (Note 11.3)	1	33,394	34,163
Payments from previous year	(5,015)	(14,117)	(6,593)
Purchases unpaid at year end	3,739	5,015	14,117
Service and operating rights	16,418	—	—
Purchases and development of intangible assets	(482,993)	(507,278)	(474,053)
22.2.5 Proceeds from the disposal of non-current assets

	2025	2024	2023

Net book value of disposed assets (Notes 10.3 and 11.3)	291,703	118,414	96,664
Net book value of disposed Leases	(34,473)	(4,623)	(21,225)
Gain (loss) on disposal of property and equipment, and intangible assets	9,472	(29,365)	(66,200)
Software business goodwill impairment loss	(157,991)	—	—
Disposal of Pinpag property and equipment, and intangible assets, including goodwill	—	(59,176)	—
Disposal of Simplesvet property and equipment, and intangible assets	(20,585)	—	—
Disposal of corporate assets	(41,865)	—	—
Disposal of Cappta property and equipment, and intangible assets	—	—	1,767
Outstanding balance	(46,259)	(23,504)	(10,470)
Proceeds from disposal of non-current assets	2	1,746	536